UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

3.31.2012

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2012 (Unaudited)
(showing percentage of total net assets)

Lifestyle Aggressive Portfolio

	Shares	Value
Affiliated Investment Companies - 100.0%

Equity - 97.3%

John Hancock Funds II (G) - 84.5%
All Cap Core, Class NAV (QS Investors)	10,459,481	$101,247,776
All Cap Value, Class NAV (Lord Abbett)	9,525,836	108,404,012
Alpha Opportunities, Class NAV
(Wellington)	19,820,687	216,045,493
Blue Chip Growth, Class NAV (T. Rowe
Price)	9,866,546	242,519,712
Capital Appreciation, Class NAV
(Jennison)	14,909,521	200,831,245
Capital Appreciation Value, Class NAV
(T.Rowe Price)	12,963,740	143,897,513
China Emerging Leaders, Class NAV
(Atlantis) (I)	1,745,245	19,110,435
Emerging Markets, Class NAV (DFA)	32,846,861	341,935,821
Equity-Income, Class NAV (T. Rowe
Price)	11,509,193	177,817,038
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	10,022,476	107,841,839
Fundamental Value, Class NAV (Davis)	11,168,794	179,147,459
Global Real Estate, Class NAV (Deutsche)	7,891,579	59,029,011
Health Sciences, Class NAV (T. Rowe
Price) (I)	3,357,767	42,207,127
Heritage, Class NAV (American Century)	3,779,709	29,746,314
Index 500, Class NAV (John Hancock2)
(A)	10,369,366	108,359,871
International Growth Stock, Class NAV
(Invesco)	4,152,293	45,882,837
International Opportunities, Class NAV
(Marsico) (I)	4,038,537	54,560,628
International Small Cap, Class NAV
(Franklin)	2,622,240	39,228,716
International Small Company, Class NAV
(DFA)	4,847,612	39,314,136
International Value, Class NAV (Franklin)	10,484,982	143,015,157
Large Cap, Class NAV (GMO)	814,674	11,503,203
Mid Cap Index, Class NAV (John
Hancock2) (A)	3,813,630	79,323,503
Mid Cap Stock, Class NAV (Wellington)	4,389,790	79,323,503
Mid Cap Value Equity, Class NAV
(Columbia)	2,064,876	19,822,809
Mid Value, Class NAV (T. Rowe Price)	4,655,135	59,492,627
Mutual Shares, Class NAV (Franklin)	6,060,428	68,664,649
Natural Resources, Class NAV
(Wellington)	6,796,283	119,478,652
Real Estate Equity, Class NAV (T. Rowe
Price)	2,148,524	19,830,876
Redwood, Class NAV (RCM)	3,525,194	38,424,617
Small Cap Growth, Class NAV
(Wellington)	2,451,007	21,813,963
Small Cap Index, Class NAV (John
Hancock2) (A)	959,729	13,676,140
Small Cap Opportunities, Class NAV
(Invesco/DFA)	1,191,062	27,525,437
Small Cap Value, Class NAV (Wellington)	1,615,578	27,254,794
Small Company Growth, Class NAV
(Invesco) (I)	1,307,243	19,830,876
Small Company Value, Class NAV (T.
Rowe Price)	1,114,671	31,065,887

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	2,196,683	$20,604,882
Technical Opportunities, Class NAV
(Wellington)	8,084,710	81,008,792
U.S. Equity, Class NAV (GMO)	15,390,147	173,139,157
Value, Class NAV (Invesco)	2,939,359	29,746,314

John Hancock Funds III (G) - 11.4%
Disciplined Value, Class NAV (Robeco)	4,944,971	69,229,587
Global Shareholder Yield, Class NAV
(Epoch)	7,555,558	74,120,026
International Core, Class NAV (GMO)	4,833,495	134,806,177
International Value Equity Fund, Class
NAV (John Hancock1) (A)	2,427,997	19,958,134
Rainier Growth, Class NAV (Rainier) (I)	4,344,393	101,137,467
Strategic Growth, Class NAV (John
Hancock1) (A)	4,027,323	48,972,250

John Hancock Investment Trust (G) - 1.4%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	4,557,799	56,516,709

Alternative - 2.7%

John Hancock Funds II (G) - 2.7%
Currency Strategies, Class NAV (First
Quadrant) (I)	9,172,290	87,595,371
Global Absolute Return Strategies, Class
NAV (Standard Life) (I)	1,808,219	19,347,942

Total Investments (Lifestyle Aggressive Portfolio) (Cost
$3,281,532,777) - 100.0%		$3,953,356,484

Other assets and liabilities, net - 0.0%		82,973

TOTAL NET ASSETS - 100.0%		$3,953,439,457

Percentages are based upon net assets.

1

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2012 (Unaudited)
(showing percentage of total net assets)

Lifestyle Growth Portfolio

	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%

Equity - 81.5%

John Hancock Funds II (G) - 70.9%
All Cap Core, Class NAV (QS Investors)	30,444,810	$294,705,765
All Cap Value, Class NAV (Lord Abbett)	20,146,384	229,265,854
Alpha Opportunities, Class NAV
(Wellington)	51,526,472	561,638,543
Blue Chip Growth, Class NAV (T. Rowe
Price)	22,741,533	558,986,893
Capital Appreciation, Class NAV
(Jennison)	34,132,004	459,758,098
Capital Appreciation Value, Class NAV
(T.Rowe Price)	43,807,641	486,264,817
China Emerging Leaders, Class NAV
(Atlantis) (I)	5,437,920	59,545,225
Emerging Markets, Class NAV (DFA)	70,349,813	732,341,557
Equity-Income, Class NAV (T. Rowe
Price)	26,185,176	404,560,967
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	21,228,339	228,416,927
Fundamental Value, Class NAV (Davis)	30,386,056	487,392,337
Global Real Estate, Class NAV (Deutsche)	22,373,993	167,357,466
Health Sciences, Class NAV (T. Rowe
Price) (I)	10,449,242	131,346,972
Heritage, Class NAV (American Century)	7,484,615	58,903,924
Index 500, Class NAV (John Hancock2)
(A)	49,660,339	518,950,542
International Growth Stock, Class NAV
(Invesco)	10,597,696	117,104,544
International Opportunities, Class NAV
(Marsico) (I)	7,512,279	101,490,888
International Small Cap, Class NAV
(Franklin)	4,831,869	72,284,761
International Small Company, Class NAV
(DFA)	8,854,362	71,808,879
International Value, Class NAV (Franklin)	25,562,896	348,677,908
Large Cap, Class NAV (GMO)	2,456,954	34,692,184
Mid Cap Index, Class NAV (John
Hancock2) (A)	15,111,249	314,313,973
Mid Cap Stock, Class NAV (Wellington)	9,185,587	165,983,565
Mid Cap Value Equity, Class NAV
(Columbia)	4,189,990	40,223,905
Mid Value, Class NAV (T. Rowe Price)	9,600,974	122,700,447
Mutual Shares, Class NAV (Franklin)	13,810,520	156,473,191
Natural Resources, Class NAV
(Wellington)	14,058,019	247,139,976
Real Estate Equity, Class NAV (T. Rowe
Price)	5,739,354	52,974,238
Redwood, Class NAV (RCM)	10,707,707	116,714,012
Small Cap Growth, Class NAV
(Wellington)	5,647,128	50,259,442
Small Cap Opportunities, Class NAV
(Invesco/DFA)	1,963,032	45,365,666
Small Cap Value, Class NAV (Wellington)	3,541,044	59,737,413
Small Company Growth, Class NAV
(Invesco) (I)	2,886,093	43,782,035
Small Company Value, Class NAV (T.
Rowe Price)	2,852,569	79,501,091

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	5,000,859	$46,908,057
Technical Opportunities, Class NAV
(Wellington)	22,718,010	227,634,463
U.S. Equity, Class NAV (GMO)	47,017,249	528,944,051
Value, Class NAV (Invesco)	6,012,328	60,844,764

John Hancock Funds III (G) - 9.9%
Disciplined Value, Class NAV (Robeco)	11,254,650	157,565,099
Global Shareholder Yield, Class NAV
(Epoch)	29,164,420	286,102,962
International Core, Class NAV (GMO)	11,709,759	326,585,166
International Value Equity Fund, Class
NAV (John Hancock1) (A)	6,104,678	50,180,451
Rainier Growth, Class NAV (Rainier) (I)	9,909,007	230,681,679
Strategic Growth, Class NAV (John
Hancock1) (A)	10,684,326	129,921,407

John Hancock Investment Trust (G) - 0.7%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	7,229,306	89,643,393

Fixed Income - 15.8%

John Hancock Funds II (G) - 15.8%
Active Bond, Class NAV (John
Hancock1/Declaration)(A)	10,243,317	103,559,940
Floating Rate Income, Class NAV
(WAMCO)	30,191,210	282,287,813
Global Bond, Class NAV (PIMCO)	6,401,420	77,905,276
Global High Yield, Class NAV (Stone
Harbor)	8,566,552	88,235,487
High Income, Class NAV (John Hancock1)
(A)	14,816,337	110,085,385
High Yield, Class NAV (WAMCO)	15,749,004	138,906,216
Multi Sector Bond, Class NAV (Stone
Harbor)	16,889,845	172,614,217
Real Return Bond, Class NAV (PIMCO)	4,728,056	59,053,424
Spectrum Income, Class NAV (T. Rowe
Price)	16,118,550	174,402,703
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	23,544,868	255,461,820
Total Return, Class NAV (PIMCO)	21,610,756	304,279,445
U.S. High Yield Bond, Class NAV (Wells
Capital)	10,204,036	127,040,249

Alternative - 2.7%

John Hancock Funds II (G) - 2.7%
Currency Strategies, Class NAV (First
Quadrant) (I)	27,985,540	267,261,911
Global Absolute Return Strategies, Class
NAV (Standard Life) (I)	5,520,614	59,070,572

Total Investments (Lifestyle Growth Portfolio) (Cost
$10,107,210,704) - 100.0%		$11,975,839,955

Other assets and liabilities, net - 0.0%		1,367,301

TOTAL NET ASSETS - 100.0%		$11,977,207,256

Percentages are based upon net assets.

2

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2012 (Unaudited)
(showing percentage of total net assets)

Lifestyle Balanced Portfolio

	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%

Equity - 59.3%

John Hancock Funds II (G) - 51.3%
All Cap Core, Class NAV (QS Investors)	24,558,574	$237,726,992
All Cap Value, Class NAV (Lord Abbett)	13,907,049	158,262,219
Alpha Opportunities, Class NAV
(Wellington)	38,151,903	415,855,746
Blue Chip Growth, Class NAV (T. Rowe
Price)	15,711,155	386,180,185
Capital Appreciation, Class NAV
(Jennison)	23,183,853	312,286,499
Capital Appreciation Value, Class NAV
(T.Rowe Price)	40,799,415	452,873,507
China Emerging Leaders, Class NAV
(Atlantis) (I)	5,552,143	60,795,964
Emerging Markets, Class NAV (DFA)	42,258,690	439,912,967
Equity-Income, Class NAV (T. Rowe
Price)	18,862,712	291,428,893
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	14,633,178	157,452,992
Fundamental Value, Class NAV (Davis)	22,795,015	365,632,046
Global Real Estate, Class NAV (Deutsche)	19,931,475	149,087,436
Health Sciences, Class NAV (T. Rowe
Price) (I)	10,814,934	135,943,718
Heritage, Class NAV (American Century)	7,676,124	60,411,093
Index 500, Class NAV (John Hancock2)
(A)	36,479,700	381,212,866
International Growth Stock, Class NAV
(Invesco)	9,251,788	102,232,253
International Opportunities, Class NAV
(Marsico) (I)	1,956,955	26,438,458
International Small Cap, Class NAV
(Franklin)	2,933,697	43,888,106
International Small Company, Class NAV
(DFA)	5,412,132	43,892,392
International Value, Class NAV (Franklin)	18,913,644	257,982,109
Large Cap, Class NAV (GMO)	1,820,051	25,699,123
Mid Cap Index, Class NAV (John
Hancock2) (A)	3,900,538	81,131,185
Mid Cap Stock, Class NAV (Wellington)	10,033,782	181,310,449
Mid Cap Value Equity, Class NAV
(Columbia)	6,199,039	59,510,779
Mid Value, Class NAV (T. Rowe Price)	9,664,340	123,510,268
Mutual Shares, Class NAV (Franklin)	9,783,237	110,844,076
Natural Resources, Class NAV
(Wellington)	10,485,954	184,343,076
Real Estate Equity, Class NAV (T. Rowe
Price)	6,289,552	58,052,561
Redwood, Class NAV (RCM)	10,913,690	118,959,223
Small Cap Growth, Class NAV
(Wellington)	5,481,368	48,784,176
Small Cap Opportunities, Class NAV
(Invesco/DFA)	1,269,472	29,337,489
Small Cap Value, Class NAV (Wellington)	2,953,079	49,818,445
Small Company Growth, Class NAV
(Invesco) (I)	2,404,456	36,475,593
Small Company Value, Class NAV (T.
Rowe Price)	2,549,244	71,047,438

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2](A)/Perimeter)	3,953,639	$37,085,136
Technical Opportunities, Class NAV
(Wellington)	16,197,310	162,297,043
U.S. Equity, Class NAV (GMO)	42,521,399	478,365,737
Value, Class NAV (Invesco)	6,024,125	60,964,143

John Hancock Funds III (G) - 7.5%
Disciplined Value, Class NAV (Robeco)	7,938,726	111,142,162
Global Shareholder Yield, Class NAV
(Epoch)	31,144,089	305,523,517
International Core, Class NAV (GMO)	7,961,675	222,051,118
International Value Equity Fund, Class
NAV (John Hancock1) (A)	5,341,593	43,907,895
Rainier Growth, Class NAV (Rainier) (I)	5,954,590	138,622,860
Strategic Growth, Class NAV (John
Hancock1) (A)	8,932,786	108,622,683

John Hancock Investment Trust (G) - 0.5%
Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	5,045,211	62,560,613

Fixed Income - 38.0%

John Hancock Funds II (G) - 38.0%
Active Bond, Class NAV (John
Hancock[1](A)/Declaration)	48,599,226	491,338,171
Core Bond, Class NAV (Wells Capital)	17,051,293	224,224,503
Floating Rate Income, Class NAV
(WAMCO)	64,327,398	601,461,174
Global Bond, Class NAV (PIMCO)	31,454,976	382,807,055
Global High Yield, Class NAV (Stone
Harbor)	15,056,542	155,082,387
High Income, Class NAV (John Hancock1)
(A)	21,407,638	159,058,748
High Yield, Class NAV (WAMCO)	27,709,140	244,394,619
Investment Quality Bond, Class NAV
(Wellington)	7,594,014	96,292,100
Multi Sector Bond, Class NAV (Stone
Harbor)	44,254,863	452,284,695
Real Return Bond, Class NAV (PIMCO)	17,994,253	224,748,226
Spectrum Income, Class NAV (T. Rowe
Price)	42,106,426	455,591,530
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	46,724,622	506,962,153
Total Return, Class NAV (PIMCO)	38,934,485	548,197,550
U.S. High Yield Bond, Class NAV (Wells
Capital)	16,186,101	201,516,952

Alternative - 2.7%

John Hancock Funds II (G) - 2.7%
Currency Strategies, Class NAV (First
Quadrant) (I)	28,582,041	272,958,494
Global Absolute Return Strategies, Class
NAV (Standard Life) (I)	5,627,368	60,212,833

Total Investments (Lifestyle Balanced Portfolio) (Cost
$10,749,213,775) - 100.0%		$12,466,594,419

Other assets and liabilities, net - 0.0%		1,672,499

TOTAL NET ASSETS - 100.0%		$12,468,266,918

Percentages are based upon net assets.

3

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2012 (Unaudited)
(showing percentage of total net assets)

Lifestyle Moderate Portfolio

	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%

Equity - 39.2%

John Hancock Funds II (G) - 34.0%
All Cap Value, Class NAV (Lord Abbett)	1,900,065	$21,622,737
Alpha Opportunities, Class NAV
(Wellington)	9,065,069	98,809,251
Blue Chip Growth, Class NAV (T. Rowe
Price)	6,699,895	164,683,423
Capital Appreciation, Class NAV
(Jennison)	3,667,752	49,404,625
Capital Appreciation Value, Class NAV
(T.Rowe Price)	12,599,224	139,851,381
Emerging Markets, Class NAV (DFA)	8,804,949	91,659,514
Equity-Income, Class NAV (T. Rowe
Price)	7,951,668	122,853,263
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	2,059,566	22,160,926
Fundamental Value, Class NAV (Davis)	5,646,913	90,576,485
Global Real Estate, Class NAV (Deutsche)	5,326,757	39,844,145
Index 500, Class NAV
(John Hancock2) (A)	6,303,749	65,874,172
International Growth Stock, Class NAV
(Invesco)	1,875,627	20,725,683
International Opportunities, Class NAV
(Marsico) (I)	8,558	115,622
International Small Cap, Class NAV
(Franklin)	662,567	9,912,008
International Small Company, Class NAV
(DFA)	1,225,791	9,941,163
International Value, Class NAV (Franklin)	3,170,093	43,240,070
Mid Cap Stock, Class NAV (Wellington)	2,832,254	51,178,825
Mid Value, Class NAV (T. Rowe Price)	3,998,137	51,096,185
Natural Resources, Class NAV
(Wellington)	2,131,122	37,465,126
Real Estate Equity, Class NAV (T. Rowe
Price)	2,174,445	20,070,127
Redwood, Class NAV (RCM)	3,966,936	43,239,604
Small Cap Value, Class NAV (Wellington)	587,558	9,912,099
Small Cap Growth, Class NAV
(Wellington)	1,353,042	12,042,076
Small Company Growth, Class NAV
(Invesco) (I)	396,904	6,021,038
Smaller Company Growth, Class NAV
(Frontier/John Hancock2/Perimeter) (A)	706,618	6,628,075
Small Company Value, Class NAV (T.
Rowe Price)	499,753	13,928,121
U.S. Equity, Class NAV (GMO)	10,624,027	119,520,305

John Hancock Funds III (G) - 5.2%
Global Shareholder Yield, Class NAV
(Epoch)	13,890,074	136,261,627
International Core, Class NAV (GMO)	1,272,257	35,483,237
Rainier Growth, Class NAV (Rainier) (I)	725,214	16,882,991

Strategic Growth, Class NAV
(John Hancock1) (A)	1,480,361	$18,001,189

Fixed Income - 58.1%

John Hancock Funds II (G) - 58.1%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	26,564,038	268,562,426
Core Bond, Class NAV (Wells Capital)	14,927,993	196,303,104
Floating Rate Income, Class NAV
(WAMCO)	30,459,957	284,800,596
Global Bond, Class NAV (PIMCO)	11,134,094	135,501,927
Global High Yield, Class NAV (Stone
Harbor)	5,785,054	59,586,053
High Income, Class NAV
(John Hancock1) (A)	7,161,281	53,208,319
High Yield, Class NAV (WAMCO)	11,181,456	98,620,440
Investment Quality Bond, Class NAV
(Wellington)	10,166,036	128,905,342
Multi Sector Bond, Class NAV (Stone
Harbor)	18,182,604	185,826,212
Real Return Bond, Class NAV (PIMCO)	7,530,313	94,053,605
Spectrum Income, Class NAV (T. Rowe
Price)	17,210,970	186,222,692
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	19,171,450	208,010,237
Total Bond Market, Class NAV
(Declaration) (A)	3,780,126	39,653,517
Total Return, Class NAV (PIMCO)	21,937,807	308,884,316
U.S. High Yield Bond, Class NAV (Wells
Capital)	6,283,111	78,224,732

Alternative - 2.7%

John Hancock Funds II (G) - 2.7%
Currency Strategies, Class NAV (First
Quadrant) (I)	9,353,330	89,324,304
Global Absolute Return Strategies, Class
NAV (Standard Life) (I)	1,850,000	19,795,000

Total Investments (Lifestyle Moderate Portfolio) (Cost
$3,629,683,163) - 100.0%		$4,004,487,915

Other assets and liabilities, net - 0.0%		739,716
TOTAL NET ASSETS - 100.0%		$4,005,227,631

Percentages are based upon net assets.

4

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2012 (Unaudited)
(showing percentage of total net assets)

Lifestyle Conservative Portfolio

	Shares	Value
AFFILIATED INVESTMENT COMPANIES - 100.0%

Equity - 19.8%

John Hancock Funds II (G) - 16.9%
All Cap Value, Class NAV (Lord Abbett)	607,925	$6,918,190
Blue Chip Growth, Class NAV (T. Rowe
Price)	3,826,092	94,045,346
Capital Appreciation Value, Class NAV
(T.Rowe Price)	5,849,582	64,930,365
Emerging Markets, Class NAV (DFA)	1,805,186	18,791,983
Equity-Income, Class NAV (T. Rowe
Price)	4,725,148	73,003,541
Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	373,832	4,022,430
Fundamental Value, Class NAV (Davis)	3,863,433	61,969,466
Global Real Estate, Class NAV (Deutsche)	3,512,247	26,271,607
Index 500, Class NAV (John Hancock2)
(A)	3,474,053	36,303,858
International Value, Class NAV (Franklin)	629,183	8,582,058
Mid Cap Stock, Class NAV (Wellington)	969,253	17,514,404
Mid Value, Class NAV (T. Rowe Price)	1,370,454	17,514,404
Natural Resources, Class NAV
(Wellington)	1,473,308	25,900,753
Real Estate Equity, Class NAV (T. Rowe
Price)	1,897,552	17,514,404
Redwood, Class NAV (RCM)	3,186,692	34,734,942
Small Cap Growth, Class NAV
(Wellington)	983,955	8,757,202
Small Company Value, Class NAV (T.
Rowe Price)	314,216	8,757,202
U.S. Equity, Class NAV (GMO)	6,006,217	67,569,945

John Hancock Funds III (G) - 2.9%
Global Shareholder Yield, Class NAV
(Epoch)	9,365,509	91,875,641
International Core, Class NAV (GMO)	307,711	8,582,058

Fixed Income - 77.4%

John Hancock Funds II (G) - 77.4%
Active Bond, Class NAV (John
Hancock1/Declaration) (A)	31,173,872	315,167,843
Core Bond, Class NAV (Wells Capital)	14,642,154	192,544,320
Floating Rate Income, Class NAV
(WAMCO)	32,366,057	302,622,630
Global Bond, Class NAV (PIMCO)	12,360,594	150,428,428
Global High Yield, Class NAV (Stone
Harbor)	5,604,795	57,729,393
High Income, Class NAV (John Hancock1)
(A)	5,959,075	44,275,928
High Yield, Class NAV (WAMCO)	10,404,807	91,770,402
Investment Quality Bond, Class NAV
(Wellington)	15,180,603	192,490,045
Multi Sector Bond, Class NAV (Stone
Harbor)	17,685,357	180,744,346
Real Return Bond, Class NAV (PIMCO)	10,492,800	131,055,077
Short Term Government Income, Class
NAV (John Hancock1) (A)	15,567,424	156,141,264

Spectrum Income, Class NAV (T. Rowe
Price)	16,700,814	$180,702,811
Strategic Income Opportunities, Class
NAV (John Hancock1) (A)	19,426,568	210,778,263
Total Bond Market, Class NAV
(Declaration) (A)	10,015,583	105,063,462
Total Return, Class NAV (PIMCO)	23,654,069	333,049,287
U.S. High Yield Bond, Class NAV (Wells
Capital)	6,006,769	74,784,273

Alternative - 2.8%

John Hancock Funds II (G) - 2.8%
Currency Strategies, Class NAV (First
Quadrant) (I)	8,358,274	79,821,516
Global Absolute Return Strategies, Class
NAV (Standard Life) (I)	1,650,000	17,655,002

Total Investments (Lifestyle Conservative Portfolio) (Cost
$3,265,260,594) - 100.0%		$3,510,384,089

Other assets and liabilities, net - 0.0%		1,503,098

TOTAL NET ASSETS - 100.0%		$3,511,887,187

Percentages are based upon net assets.

5

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2012 (Unaudited)
(showing percentage of total net assets)

Footnotes

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

Investment Companies
Underlying Funds’ Investment Managers
American Century Investment Management, Inc.	(American Century)

Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)

Columbia Management Advisers, LLC	(Columbia)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management & Research, LLC	(Declaration)

Deutsche Investment Management Americas Inc.	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Franklin Mutual Advisers
Franklin Templeton Investments Corp.	(Franklin)
Templeton Investment Counsel, LLC

Frontier Capital Management Company, LLC	(Frontier)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)

John Hancock Asset Management*	(John Hancock)

Lord, Abbett & Co. LLC	(Lord Abbett)

Marsico Capital Management, LLC	(Marsico)

Pacific Investment Management Company LLC	(PIMCO)

Perimeter Capital Management	(Perimeter)

QS Investors, Inc.	(QS Investors)

Rainier Investment Management, Inc.	(Rainier)

RCM Capital Management LLC	(RCM)

Robeco Investment Management, Inc.	(Robeco)

Standard Life Investments (Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc	(T. Rowe Price)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

* Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited are doing business as John Hancock Asset Management.

6

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2012 (Unaudited)
(showing percentage of total net assets)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m., Eastern Time. Investments by the John Hancock Lifestyle Portfolios (the Portfolios) in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day.

The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2012, all investments for the Portfolios are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended March 31, 2012, there were no transfers into or out of Level 1.

Cost of Investment Securities for Federal Income Tax Purposes

The tax cost of investments owned on March 31, 2012 was as follows:

				Net
	Aggregate	Unrealized	Unrealized	Unrealized
Portfolio	Cost	Appreciation	Depreciation	Appreciation

Lifestyle Aggressive	$3,417,490,220	$545,732,419	($9,866,155)	$535,866,264

Lifestyle Growth	10,488,891,479	1,532,509,335	(45,560,859)	1,486,948,476

Lifestyle Balanced	11,155,116,483	1,318,445,397	(6,967,461)	1,311,477,936

Lifestyle Moderate	3,701,206,848	317,888,130	(14,607,063)	303,281,067

Lifestyle Conservative	3,322,918,500	191,879,506	(4,413,917)	187,465,589

For additional information on the Portfolios’ significant accounting policies, please refer to the Portfolios’ most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LS0Q1 3/12
5/12

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios

/s/ Hugh McHaffie

Hugh McHaffie
President

Date: May 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

Hugh McHaffie
President

Date: May 17, 2012

/s/ Charles A. Rizzo

Charles A. Rizzo
Chief Financial Officer

Date: May 17, 2012